Cash and cash equivalents and restricted cash and cash equivalents - Summary of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 223,894	$ 219,167	$ 246,078
Restricted cash	26,895	25,879	33,145
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows	250,789	245,046	279,223	$ 350,485
Cash and cash equivalents related to business held for sale (Note 32)	9,319	0	0
Restricted cash related to business held for sale (Note 32)	16	0	0
Cash and cash equivalents as of end of the period, net of business held for sale	$ 241,454	$ 245,046	$ 279,223